Segment and geographic information - Geographic Allocation of Net Revenue and Income (Loss) Before Income Taxes from Operations by Geographic Areas, and Long-Lived Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Consolidated net revenue	¥ 1,813,631	[1]	¥ 1,535,859	[1]	¥ 1,130,698	[1]
Consolidated income (loss) before income taxes	237,730		84,957		93,255
Consolidated long-lived assets	544,156		1,206,496		509,234
Americas [Member]
Segment Reporting Information [Line Items]
Consolidated net revenue	208,962	[1]	143,350	[1]	168,889	[1]
Consolidated income (loss) before income taxes	25,730		(24,612)		4,410
Consolidated long-lived assets	118,302		94,698		91,295
Europe [Member]
Segment Reporting Information [Line Items]
Consolidated net revenue	172,761	[1]	195,826	[1]	257,135	[1]
Consolidated income (loss) before income taxes	(93,099)		(91,544)		(43,627)
Consolidated long-lived assets	111,381		114,195		115,352
Asia and Oceania [Member]
Segment Reporting Information [Line Items]
Consolidated net revenue	43,265	[1]	34,819	[1]	44,474	[1]
Consolidated income (loss) before income taxes	(12,063)		(12,937)		(16,296)
Consolidated long-lived assets	20,471		23,892		31,642
Subtotal [Member]
Segment Reporting Information [Line Items]
Consolidated net revenue	424,988	[1]	373,995	[1]	470,498	[1]
Consolidated income (loss) before income taxes	(79,432)		(129,093)		(55,513)
Consolidated long-lived assets	250,154		232,785		238,289
Japan [Member]
Segment Reporting Information [Line Items]
Consolidated net revenue	1,388,643	[1]	1,161,864	[1]	660,200	[1]
Consolidated income (loss) before income taxes	317,162		214,050		148,768
Consolidated long-lived assets	¥ 294,002		¥ 973,711		¥ 270,945

[1]	There is no revenue derived from transactions with a single major external customer.